Schedule of Investments (unaudited) October 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
CSL Ltd.	86,497	$15,257,369
Sonic Healthcare Ltd.	735,870	14,469,143

		29,726,512

Austria — 0.8%
ams AG(a)	472,506	21,117,319

Belgium — 0.9%
Proximus SADP	427,321	13,124,678
UCB SA	129,585	10,446,742

		23,571,420

Brazil — 0.4%
TIM Participacoes SA	3,702,955	10,534,014

Canada — 0.5%
CGI Inc.(a)	178,158	13,877,442

China — 3.4%
Alibaba Group Holding Ltd., ADR(a)	74,878	13,228,696
Baidu Inc., ADR(a)	63,259	6,442,929
NetEase Inc., ADR	46,026	13,156,992
Ping An Insurance Group Co. of China Ltd., Class H	1,181,000	13,674,388
Tencent Holdings Ltd.	295,800	12,107,205
Trip.com Group Ltd.(a)	389,882	12,862,207
Weibo Corp., ADR(a)	176,867	8,700,088
Xiaomi Corp., Class B(a)(b)	6,518,400	7,401,886

		87,574,391

Denmark — 2.5%
DSV PANALPINA A/S	149,756	14,538,115
Genmab A/S(a)	71,005	15,482,899
H Lundbeck A/S	271,110	9,252,141
Novo Nordisk A/S, Class B	247,872	13,543,815
Vestas Wind Systems A/S	148,465	12,124,479

		64,941,449

Finland — 0.3%
Nokia OYJ	1,900,352	6,982,644

France — 4.0%
Atos SE	182,031	14,098,021
BioMerieux	161,375	13,205,795
Bouygues SA	296,930	12,588,265
Capgemini SE	100,916	11,365,657
Orange SA	676,484	10,898,153
Sanofi	126,518	11,661,803
SCOR SE	250,383	10,553,463
STMicroelectronics NV	822,367	18,661,426

		103,032,583

Germany — 4.7%
Bayer AG, Registered	156,211	12,126,186
Deutsche Boerse AG	91,860	14,240,105
Deutsche Telekom AG, Registered	660,052	11,611,356
Hannover Rueck SE	85,738	15,189,799
Infineon Technologies AG	559,003	10,837,825
Merck KGaA	104,571	12,471,456
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	53,334	14,816,025
QIAGEN NV(a)	319,927	9,604,899
Siemens AG, Registered	100,698	11,614,100

Security	Shares	Value

Germany (continued)
Telefonica Deutschland Holding AG	2,864,729	$9,092,724

		121,604,475

India — 1.0%
Infosys Ltd.	99,902	965,656
Infosys Ltd., ADR	1,115,424	10,696,916
Tata Consultancy Services Ltd.	411,829	13,178,122

		24,840,694

Italy — 0.4%
Telecom Italia SpA/Milano(a)	17,529,198	10,261,274

Japan — 6.2%
Chugai Pharmaceutical Co. Ltd.	174,200	14,744,276
FANUC Corp.	73,100	14,605,800
Honda Motor Co. Ltd.	449,600	12,235,541
Mitsubishi Heavy Industries Ltd.	303,500	12,358,420
Murata Manufacturing Co. Ltd.	231,200	12,538,972
Nidec Corp.(c)	87,700	13,048,929
Rakuten Inc.	1,549,200	14,875,072
Takeda Pharmaceutical Co. Ltd.	343,304	12,473,966
TDK Corp.	162,900	16,319,384
Tokyo Electron Ltd.	91,000	18,582,166
Yaskawa Electric Corp.	443,700	17,156,154

		158,938,680

Netherlands — 2.7%
ASM International NV	269,819	27,110,196
ASML Holding NV	69,714	18,277,469
Koninklijke KPN NV	3,786,503	11,743,872
Wolters Kluwer NV	187,969	13,844,904

		70,976,441

Norway — 0.4%
Telenor ASA	574,495	10,771,938

Singapore — 0.5%
Singapore Technologies Engineering Ltd.	4,518,500	13,247,228

South Korea — 0.5%
Samsung Electronics Co. Ltd.	320,168	13,869,498

Spain — 0.9%
Grifols SA	415,702	13,393,914
Telefonica SA	1,303,910	10,001,117

		23,395,031

Sweden — 2.5%
Elekta AB, Class B	889,499	12,417,883
Millicom International Cellular SA, SDR	187,195	8,549,225
Swedish Orphan Biovitrum AB(a)	540,929	8,584,749
Tele2 AB, Class B	915,319	13,115,617
Telefonaktiebolaget LM Ericsson, Class B	1,249,688	10,942,536
Telia Co. AB	2,415,461	10,642,841

		64,252,851

Switzerland — 3.0%
ABB Ltd., Registered	571,714	11,987,599
Kuehne + Nagel International AG, Registered	85,738	13,845,807
Novartis AG, Registered	145,884	12,727,797
Roche Holding AG, NVS	44,152	13,280,277
Swiss Re AG	123,936	12,974,501
Swisscom AG, Registered	23,428	11,966,265

		76,782,246

Taiwan — 1.4%
MediaTek Inc.	1,498,000	20,077,988

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,568,000	$15,375,832

		35,453,820

United Kingdom — 3.2%
AstraZeneca PLC	147,567	14,323,278
BT Group PLC	3,555,414	9,417,639
GlaxoSmithKline PLC	606,770	13,886,338
London Stock Exchange Group PLC	222,499	20,021,507
RELX PLC	548,202	13,180,150
Vodafone Group PLC	5,504,824	11,211,976

		82,040,888

United States — 58.1%
3M Co.	57,583	9,500,619
Abbott Laboratories	157,502	13,168,742
AbbVie Inc.	128,474	10,220,107
Accenture PLC, Class A	71,118	13,186,700
Adobe Inc.(a)	46,476	12,917,075
Advanced Micro Devices Inc.(a)(c)	555,941	18,863,078
Albemarle Corp.	127,809	7,763,119
Alexion Pharmaceuticals Inc.(a)	98,116	10,341,426
Align Technology Inc.(a)(c)	51,991	13,116,809
Allergan PLC	74,878	13,186,765
Alnylam Pharmaceuticals Inc.(a)	143,301	12,429,929
Alphabet Inc., Class A(a)	10,629	13,379,785
Amazon.com Inc.(a)	7,395	13,138,401
Amgen Inc.	58,095	12,388,759
Amphenol Corp., Class A	134,264	13,470,707
Analog Devices Inc.	128,701	13,723,388
Apple Inc.	67,954	16,904,237
Applied Materials Inc.	334,369	18,142,862
Arista Networks Inc.(a)	48,984	11,980,017
Berkshire Hathaway Inc., Class B(a)	56,292	11,966,553
Biogen Inc.(a)	35,229	10,523,255
BioMarin Pharmaceutical Inc.(a)	121,354	8,884,326
BlackRock Inc.(d)	28,702	13,251,713
Boston Scientific Corp.(a)	307,258	12,812,659
Bristol-Myers Squibb Co.	214,306	12,294,735
Broadcom Inc.	44,630	13,069,896
Capital One Financial Corp.	139,428	13,001,661
Celgene Corp.(a)	161,375	17,433,341
Charles River Laboratories International Inc.(a)(c)	87,788	11,410,684
Cisco Systems Inc.	238,835	11,347,051
Cognizant Technology Solutions Corp., Class A	169,121	10,306,234
CoreSite Realty Corp.	116,190	13,652,325
Corning Inc.	356,316	10,557,643
Cypress Semiconductor Corp.	866,261	20,157,893
CyrusOne Inc.	196,232	13,987,417
Danaher Corp.	111,349	15,346,119
Digital Realty Trust Inc.	98,082	12,460,337
DuPont de Nemours Inc.	140,719	9,274,789
DXC Technology Co.	194,941	5,394,017
Eli Lilly & Co.	99,840	11,376,768
Emerson Electric Co.	189,636	13,302,965
Equinix Inc.	29,633	16,795,392
Exelixis Inc.(a)	521,564	8,058,164
Facebook Inc., Class A(a)	78,513	15,047,016
First Solar Inc.(a)(c)	260,782	13,505,900
General Electric Co.(c)	1,760,924	17,574,022
Gilead Sciences Inc.	166,539	10,610,200
Honeywell International Inc.	82,624	14,271,644

Security	Shares	Value

United States (continued)
HP Inc.	500,908	$8,700,772
Illumina Inc.(a)(c)	34,071	10,068,662
Incyte Corp.(a)(c)	168,435	14,135,065
Intel Corp.	239,636	13,546,623
Intercept Pharmaceuticals Inc.(a)(c)	102,638	7,469,994
Intercontinental Exchange Inc.	145,883	13,759,685
International Business Machines Corp.	93,339	12,482,224
Intuitive Surgical Inc.(a)	22,019	12,175,406
Ionis Pharmaceuticals Inc.(a)	203,121	11,317,902
IQVIA Holdings Inc.(a)	93,164	13,454,745
Jazz Pharmaceuticals PLC(a)	81,489	10,237,463
Johnson & Johnson	77,460	10,227,818
KLA Corp.	122,645	20,731,911
Laboratory Corp. of America Holdings(a)	81,333	13,401,238
Lam Research Corp.	81,865	22,188,690
Marvell Technology Group Ltd.	743,616	18,136,794
Mastercard Inc., Class A	56,871	15,742,462
Maxim Integrated Products Inc.	211,724	12,419,730
Medtronic PLC	118,748	12,931,657
MercadoLibre Inc.(a)	31,567	16,462,822
Merck & Co. Inc.	147,174	12,754,099
Microchip Technology Inc.	155,049	14,619,570
Micron Technology Inc.(a)	315,004	14,978,440
Microsoft Corp.	103,522	14,841,949
Myriad Genetics Inc.(a)(c)	364,062	12,257,968
Nasdaq Inc.	130,391	13,009,110
Nektar Therapeutics(a)(c)	307,258	5,261,793
NVIDIA Corp.	76,169	15,311,492
PayPal Holdings Inc.(a)	131,865	13,727,146
Pfizer Inc.	258,200	9,907,134
PRA Health Sciences Inc.(a)	107,524	10,506,170
Qorvo Inc.(a)(c)	188,486	15,240,978
QUALCOMM Inc.	197,523	15,888,750
Quest Diagnostics Inc.	129,100	13,071,375
Regeneron Pharmaceuticals Inc.(a)	30,907	9,466,196
Rockwell Automation Inc.	72,409	12,453,624
Roper Technologies Inc.	40,022	13,485,813
salesforce.com Inc.(a)	81,457	12,747,206
Seagate Technology PLC	285,311	16,556,597
Seattle Genetics Inc.(a)	184,613	19,827,436
ServiceNow Inc.(a)	60,677	15,002,995
Skyworks Solutions Inc.	165,248	15,047,483
Splunk Inc.(a)	103,898	12,463,604
Sprint Corp.(a)	1,886,151	11,712,998
Square Inc., Class A(a)	179,449	11,023,552
Stryker Corp.	65,841	14,239,433
Syneos Health Inc.(a)(c)	247,033	12,388,705
T Rowe Price Group Inc.	122,055	14,133,969
TE Connectivity Ltd.	152,419	13,641,501
Tesla Inc.(a)	31,113	9,798,106
Texas Instruments Inc.	120,063	14,166,233
Thermo Fisher Scientific Inc.	47,400	14,313,852
T-Mobile U.S. Inc.(a)	173,161	14,313,488
United Technologies Corp.	96,297	13,826,323
United Therapeutics Corp.(a)	101,989	9,162,692
UnitedHealth Group Inc.	42,603	10,765,778
Varian Medical Systems Inc.(a)	94,243	11,385,497
Verizon Communications Inc.	198,813	12,022,222
Vertex Pharmaceuticals Inc.(a)	64,963	12,698,967
Visa Inc., Class A	82,514	14,758,454

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
VMware Inc., Class A	69,878	$11,059,591
Waters Corp.(a)	60,677	12,840,467
Western Digital Corp.	278,856	14,402,912
Xilinx Inc.	126,518	11,480,243
XPO Logistics Inc.(a)(c)	188,854	14,428,446
Zimmer Biomet Holdings Inc.	100,698	13,919,485
Zoetis Inc.	126,518	16,184,183

		1,502,182,932

Total Common Stocks — 99.5% (Cost: $2,155,021,330)		2,569,975,770

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	259,491	6,898,562

Total Preferred Stocks — 0.2% (Cost: $10,024,682)		6,898,562

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	54,326,908	54,354,072

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	1,110,000	$1,110,000

		55,464,072

Total Short-Term Investments — 2.2% (Cost: $55,447,990)		55,464,072

Total Investments in Securities — 101.9% (Cost: $2,220,494,002)		2,632,338,404

Other Assets, Less Liabilities — (1.9)%		(48,865,819)

Net Assets — 100.0%		$2,583,472,585

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	39,946,502	14,380,406	(a)	—	54,326,908	$54,354,072	$74,146	(b)	$(1,205)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,069,000	41,000	(a)	—	1,110,000	1,110,000	9,451		—	—
BlackRock Inc.	28,704	571		(573)	28,702	13,251,713	93,268		40,513	(219,120)

						$68,715,785	$176,865		$39,308	$(219,120)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	35	12/20/19	$1,409	$37,957
MSCI Emerging Markets E-Mini	16	12/20/19	833	12,931
S&P 500 E-Mini Index	26	12/20/19	3,947	47,973

				$98,861

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Exponential Technologies ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,569,975,770	$—	$—	$2,569,975,770
Preferred Stocks	6,898,562	—	—	6,898,562
Money Market Funds	55,464,072	—	—	55,464,072

	$2,632,338,404	$—	$—	$2,632,338,404

Derivative financial instruments(a)
Assets
Futures Contracts	$98,861	$—	$—	$98,861

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

4